11.30 Fidelity Series 100 Index Fund - F PRO-01 | Fidelity® Series 100 Index Fund
Fund Summary Fund/Class: Fidelity® Series 100 Index Fund/F
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of large capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series 100 Index Fund}	11.30 Fidelity Series 100 Index Fund - F PRO-01 Fidelity® Series 100 Index Fund Fidelity Series 100 Index Fund-Class F Fidelity
Management fee	0.05%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.05%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Series 100 Index Fund}	11.30 Fidelity Series 100 Index Fund - F PRO-01 Fidelity® Series 100 Index Fund Fidelity Series 100 Index Fund-Class F Fidelity USD ($)
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
Normally investing at least 80% of assets in common stocks included in the S&P 100® Index.
Principal Investment Risks
  Stock Market Volatility. Stock markets, especially foreign markets, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.00%	December 31, 2015
Lowest Quarter Return	-6.09%	September 30, 2015

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® Series 100 Index Fund} - 11.30 Fidelity Series 100 Index Fund - F PRO-01 - Fidelity® Series 100 Index Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Series 100 Index Fund-Class F Fidelity			Dec. 04, 2013
Fidelity Series 100 Index Fund-Class F Fidelity | Return Before Taxes	2.64%	8.86%
Fidelity Series 100 Index Fund-Class F Fidelity | After Taxes on Distributions	2.07%	8.31%	Dec. 04, 2013
Fidelity Series 100 Index Fund-Class F Fidelity | After Taxes on Distributions and Sales	1.95%	6.81%	Dec. 04, 2013
S&P 100® Index(reflects no deduction for fees, expenses, or taxes)	2.64%	8.81%
[1]	From December 4, 2013